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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment: [_]; Amendment Number:
                                                -------------
This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Apollo Capital Management, L.P.
Address:  9 West 57th Street
          New York, New York 10019

Form 13F File Number: 28- 13441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cindy Michel
Title:    Vice President
Phone:    212/822-0524

Signature, Place, and Date of Signing

APOLLO CAPITAL MANAGEMENT, L.P.
By: Apollo Capital Management GP, LLC
its General Partner

    /s/ Cindy Michel           New York, New York             May 13, 2010
------------------------    ------------------------    ------------------------
      [Signature]                [City, State]                   [Date]

Report Type (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

13F File Number                         Name
-----------------------------------     -------------------------------------
28-13438                                Apollo Management Holdings, L.P.
[Repeat as necessary]

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Manager is a member of a group with respect to any securities over which the Reporting Manager or other institutional investment managers named in the Reporting Manager's Form 13F may exercise investment discretion, or that the Manager or any other person is a beneficial owner of any securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional Information with respect to such beneficial ownership and/or pecuniary interest of the Manager, the Reporting Manager, and related entities.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.